Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower S&P Small Cap 600® Index Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name		Empower S&P Small Cap 600® Index Fund (Class L/MXNSX)
Accumulated Value	$ 10,000		$ 12,543.00	$ 14,113.38	$ 12,886.93	$ 15,705.30	$ 17,404.62	$ 21,861.94	$ 18,217.65	$ 20,963.23	$ 22,580.37	$ 23,748.28
Empower S&P Small Cap 600® Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower S&P Small Cap 600® Index Fund (Institutional Class/MXERX)
Accumulated Value	10,000		12,617.00	14,278.66	13,119.23	16,072.37	17,915.87	22,645.66	18,974.40	21,953.27	23,827.24	25,217.38
Empower S&P Small Cap 600® Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower S&P Small Cap 600® Index Fund (Investor Class/MXISX)
Accumulated Value	10,000		12,574.00	14,177.19	12,977.80	15,870.55	17,605.20	22,173.74	18,512.32	21,375.35	23,072.63	24,354.09
Empower Small Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Small Cap Growth Fund (Institutional Class/MXMSX)
Accumulated Value	10,000		10,716.00	13,063.88	12,708.54	16,227.53	22,314.48	25,445.20	19,073.10	22,146.32	24,547.23	26,584.96
Empower Small Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Small Cap Growth Fund (Investor Class/MXMTX)
Accumulated Value	10,000		10,673.00	12,966.63	12,578.93	16,010.46	21,918.31	24,934.27	18,610.49	21,543.65	23,804.18	25,663.42
Empower Small Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Small Cap Value Fund (Institutional Class/MXTFX)
Accumulated Value	10,000		12,631.00	13,913.05	11,696.70	14,640.76	15,159.04	19,884.11	17,954.39	21,221.15	23,056.35	24,063.71
Empower Small Cap Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower Small Cap Value Fund (Investor Class/MXLSX)
Accumulated Value	10,000		12,583.00	13,807.33	11,570.54	14,424.99	14,886.59	19,452.31	17,501.14	20,618.10	22,311.02	23,221.30
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,273.51	13,655.67	12,939.87	16,953.70	20,494.95	25,754.18	20,807.59	26,208.58	32,448.26	38,011.66
S&P SmallCap 600® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Accumulated Value	10,000		12,655.58	14,330.47	13,115.00	16,102.85	17,920.40	22,726.56	19,067.97	22,128.87	24,053.30	25,500.34
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		11,131.81	13,599.37	12,333.54	15,846.56	21,334.59	21,939.38	16,156.71	19,171.30	22,076.57	24,949.34
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	$ 10,000		$ 13,174.08	$ 14,206.65	$ 12,379.11	$ 15,151.29	$ 15,853.44	$ 20,335.28	$ 17,390.05	$ 19,937.08	$ 21,542.95	$ 24,256.19